Concentrations of Credit and Market Risk	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentrations of Credit and Market Risk

Note 13—Concentrations of Credit and Market Risk

Financial instruments that potentially subject the Company to credit risk are primarily cash equivalents, restricted cash and accounts receivable. At times, cash equivalents and restricted cash may be in excess of FDIC insurance limits. With regards to accounts receivable, we have an exposure from our concentration of clients within the oil and natural gas industry. This industry concentration has the potential to impact our exposure to credit and market risks as our clients could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration has been largely offset by the creditworthiness of our client base. During the years ended December 31, 2016, 2015 and 2014, the percentage of revenues earned from our clients was as follows:

	Years Ended December 31,
	2016	2015	2014
Chevron	77.1%	81.2%	67.4%
Total	22.9%	17.2%	17.3%
Petrobras	—%	1.6%	15.3%

Some of our employees in Nigeria are represented by unions. As of December 31, 2016 and 2015, approximately 1% and 20% of our labor force was covered by collective bargaining agreements, all of which are subject to annual salary negotiation.